Schedule H, Line 4i - Schedule of Investments (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	63-0274273
Plan number	002
Total investments	$ 10,251,147,235
Southern Company Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,133,901,439
Self-Directed Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	937,064,574
Investment, Identifier [Axis]: BIF Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,453,394
Investment, Identifier [Axis]: BlackRock, EAFE Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,303,720,721
Investment, Identifier [Axis]: BlackRock, Russell 2000 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	939,183,252
Investment, Identifier [Axis]: Northern Trust, Collective Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	928,704,966
Investment, Identifier [Axis]: Participants
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 140,211,462
Investment, Identifier [Axis]: Participants | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Investment, Identifier [Axis]: Participants | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
Investment, Identifier [Axis]: Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 526,355,429
Investment, Identifier [Axis]: Vanguard, Institutional 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 2,337,551,998